                       KIRR MARBACH PARTNERS FUNDS, INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2004. THIS SUPPLEMENT IS DATED FEBRUARY 26, 2004.

THE "PRINCIPAL SHAREHOLDERS" SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY RESTATED IN FULL:

                             PRINCIPAL SHAREHOLDERS

         As of December 31, 2003, the following person owned of record or is known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of the Fund:

                                                                                     Owned of Record
                                                                                            or
                                                                                      Beneficially or
        Name and Address                     No. of Shares        Percentage               Both
        ----------------                     -------------        ----------               ----

David M. Kirr                                   430,935           16.06%                   Both
3665 Woodside Drive
Columbus, Indiana  47203

Terry B. Marbach                                156,551            5.83%                   Both
9704 West Raintree Drive
Columbus, Indiana  47201



         Based on the foregoing, as of December 31, 2003, no person owned a controlling interest in the Corporation.